PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.7% of Net Assets
Municipals – 96.7%
	Colorado – 8.7%
$ 260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	$295,269
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	441,160
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	305,672
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	656,180
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	607,845

		2,306,126

	Delaware – 1.4%
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	378,305

	Florida – 11.9%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	636,710
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	437,026
230,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2027	258,614
90,000	City of Cape Coral FL Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, (AGM Insured), 3.000%, 9/01/2028	101,811
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	232,364
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	564,475
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	457,396
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	480,944

		3,169,340

	Georgia – 1.0%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	278,620

	Illinois – 4.3%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	595,134

Principal Amount	Description	Value (†)
Municipals – continued
	Illinois – continued
$ 500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	$563,315

		1,158,449

	Louisiana – 1.9%
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	230,954
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	287,775

		518,729

	Maryland – 1.7%
360,000	Maryland Health & Higher Educational Facilities Authority, Series B2, 5.000%, 7/01/2045	446,850

	Michigan – 2.8%
600,000	University of Michigan, 5.000%, 4/01/2032	732,912

	Nebraska – 1.3%
250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	333,267

	Nevada – 4.1%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	586,365
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	263,683
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	241,640

		1,091,688

	New Jersey – 3.3%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	299,363
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	569,995

		869,358

	New Mexico – 2.2%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	586,225

	New York – 4.7%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	494,140
400,000	New York City, GO, Series A1, 5.000%, 8/01/2030	529,432

Principal Amount	Description	Value (†)
Municipals – continued
	New York – continued
$ 200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	$232,412

		1,255,984

	North Carolina – 2.4%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	221,125
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	422,816

		643,941

	Ohio – 6.7%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	569,210
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	571,085
500,000	Ohio State University (The), Series A, 5.000%, 12/01/2026	636,150

		1,776,445

	Pennsylvania – 1.2%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	311,823

	Rhode Island – 2.1%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	571,745

	Tennessee – 2.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	596,370

	Texas – 21.3%
1,000,000	Bexar County TX, GO, Series B, Prerefunded 6/15/2023@100, 5.000%, 6/15/2043	1,129,900
500,000	Dallas TX Waterworks & Sewer System Revenue, Series C, 4.000%, 10/01/2037	615,105
500,000	Grand Parkway Transportation Corp, Series A, Prerefunded 10/01/2023@100, 5.500%, 4/01/2053	578,335
1,000,000	Houston TX Combined Utility System Revenue, Refunding, Series A, (AGM Insured), Zero Coupon, 12/01/2025	963,580
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	392,589
500,000	New Braunfels TX Utility System Revenue, 5.000%, 7/01/2029	651,715
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	450,608
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	297,980

Principal Amount	Description	Value (†)
Municipals – continued
	Texas – continued
$ 500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	$604,730

		5,684,542

	Utah – 3.0%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	584,675
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	219,854

		804,529

	Virginia – 1.1%
225,000	Fairfax County, GO, Series A, 5.000%, 10/01/2034	301,795

	Washington – 6.4%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	589,045
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	547,910
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	576,350

		1,713,305

	Wisconsin – 1.0%
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	257,080

	Total Bonds and Notes (Identified Cost $24,478,049)	25,787,428

Short-Term Investments – 2.6%
687,391	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $687,391 on 10/01/2020 collateralized by $701,200 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $701,145 including accrued interest(a) (Identified Cost $687,391)	687,391

	Total Investments – 99.3% (Identified Cost $25,165,440)	26,474,819
	Other assets less liabilities – 0.7%	174,204

	Net Assets – 100.0%	$26,649,023

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$25,787,428	$—	$25,787,428
Short-Term Investments	—	687,391	—	687,391

Total	$—	$26,474,819	$—	$26,474,819

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2020 (Unaudited)

Hospitals	16.6%
General Purpose Public Improvement	13.7
Higher Education	11.2
Water and Sewer	11.1
Primary Secondary Education	10.7
Airports	9.3
Mass Rapid Transportation	5.1
Toll Roads, Streets & Highways	4.4
Pre-Refunded	4.2
Combined Utilities	3.5
Other Transportation	2.3
Pollution Control	2.1
Other Investments, less than 2% each	2.5
Short-Term Investments	2.6

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%